Equity Awards and Instruments - Summary of options outstanding and exercisable by exercise price (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 28, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices, Lower limit	$ 0.01
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding		18,691,667
Exercisable		7,573,830
Cash proceeds from exercise of stock options		$ 3,612	$ 2,179
Exercise Prices $3.50 - $4.00 | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices, Lower limit		$ 3.50
Exercise Prices, Upper limit		$ 4.00
Number of Options Outstanding		1,978,256
Weighted Remaining Contractual Life (in years)		4 months 21 days
Exercisable		1,978,256
Exercise Prices 4.01 - 6.00 | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices, Lower limit		$ 4.01
Exercise Prices, Upper limit		$ 6.00
Number of Options Outstanding		7,450,203
Weighted Remaining Contractual Life (in years)		1 year 9 months 11 days
Exercisable		4,469,866
Exercise Prices $6.01 - $7.24 | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices, Lower limit		$ 6.01
Exercise Prices, Upper limit		$ 7.24
Number of Options Outstanding		9,263,208
Weighted Remaining Contractual Life (in years)		3 years 9 months 26 days
Exercisable		1,125,708